Other liabilities and provisions (Details) $ / shares in Units, shares in Thousands, $ in Millions			6 Months Ended
	Aug. 04, 2021 $ / shares	Apr. 01, 2021 shares	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)
Earnout Shares
Other liabilities and provisions
Period over which Earnout Shares are to be issued	5 years
Period following merger after which earnout shares issue period begins	180 days
Earnout Shares | Maximum
Other liabilities and provisions
Shares issued under contingent earn out liability | shares		60,730
Earnout Shares | Other Liabilities
Other liabilities and provisions
Liabilities, fair value			$ 162	$ 292
Earnout Shares | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption			50	34
Percentage of reasonably possible increase in unobservable input			5.00%
Percentage of reasonably possible decrease in unobservable input			5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ 21
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			$ (21)
Earnout Shares | Option Pricing | Market Implied Dividend Yield Measurement Input | Other Liabilities
Other liabilities and provisions
Percentage of reasonably possible increase in unobservable input			1.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ (8)
Earnout Shares | Year 1
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	$ 13
Earnout Shares | Year 2
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	15
Earnout Shares | Year 3
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	16.50
Earnout Shares | Year 4
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	18
Earnout Shares | Year 5
Other liabilities and provisions
Value per share of Earnout Shares | $ / shares	19.50
AMP Private Warrants
Other liabilities and provisions
Exercise price of warrants | $ / shares	$ 11.50
Warrant exercise period	5 years
AMP Private Warrants | Other Liabilities
Other liabilities and provisions
Warrant liability			$ 17	$ 33
AMP Private Warrants | Option Pricing | Volatility for shares, measurement input
Other liabilities and provisions
Valuation assumption			50	34
Percentage of reasonably possible increase in unobservable input			5.00%
Percentage of reasonably possible decrease in unobservable input			5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input			$ 1
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input			$ (1)
AMP Private Warrants | Option Pricing | Market Implied Dividend Yield Measurement Input
Other liabilities and provisions
Percentage of reasonably possible increase in unobservable input			1.00%